Securities Act File No. 333-149351

This submission is being made by the Index IQ Trust (the “Registrant”) pursuant to the Securities Act of 1933, as amended, solely to obtain the EDGAR System class identifier for the Institutional Class shares that were registered by the Registrant on its Registration Statement on Form N-1A filed on June 27, 2008 (Accession number 0000950136-08-003255).